Discontinued Operations (Narrative) (Details) (USD $)	3 Months Ended					12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 24, 2015	Dec. 28, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charges	$ 22,500,000	$ 27,300,000	$ 800,000	$ 2,800,000	$ 1,100,000	$ 22,542,000	$ 32,011,000	$ 72,551,000
Noncontrolling interests	33,456,000	59,198,000				33,456,000	59,198,000
Healthtronics
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charges		118,900,000
Upfront cash payment subject to cash and other working capital adjustments										85,000,000
Future cash payments based on operating performance	4,700,000					4,700,000
Approved plan consideration amount	119,700,000					119,700,000
Goodwill impairment charges			38,000,000
Pre-tax gain (loss)						3,600,000
Noncontrolling interests		59,200,000					59,200,000
Healthtronics | Subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Future cash payments based on operating performance	30,000,000					30,000,000
AMS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charges							481,000,000	507,500,000
Anatomical Pathology Services and HITS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charges								49,900,000
AMS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charges							12,000,000	128,500,000
AMS | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Expected Sale Price									1,650,000,000
Expected Proceeds from Divestiture of Businesses									1,600,000,000
AMS | Subsequent Event | Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Expected Milestone Payment									50,000,000.0
Series B Preferred Stock [Member] | AMS | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Expected proceeds from issuance of preferred stock and preference stock									$ 60,000,000.0
Expected stock to be issued (in shares)									60,000
Preferred stock, dividend rate, annual increase									0.25%
Series B Preferred Stock [Member] | AMS | Subsequent Event | Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Preferred stock, dividend rate									11.50%
Series B Preferred Stock [Member] | AMS | Subsequent Event | Minimum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Preferred stock, dividend rate									7.25%